Financial instruments - Additional Information (Detail) $ in Millions			4 Months Ended		12 Months Ended					24 Months Ended
	Apr. 07, 2023 EUR (€)	Nov. 14, 2022 EUR (€)	Apr. 20, 2023 EUR (€)	Apr. 20, 2023 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 USD ($)	Apr. 16, 2021 EUR (€)	Apr. 09, 2021 USD ($)
Disclosure of detailed information about financial instruments [line items]
Financial assets					€ 517,832,000		€ 509,731,000			€ 517,832,000
Loans issued					22,000,000					22,000,000
Gain on derivative contracts					4,148,000		15,830,000		€ 0
Settled derivative contracts					17,132,000		2,846,000		0
Transaction fees					22,969,000		7,107,000		0
Financial liabilities, at fair value					212,911,000		220,110,000			€ 212,911,000
Proceeds from interest-bearing loans and borrowings					€ 0		0		€ 7,142,000
Digiprocessing and Haber | Bellerive Capital Limited
Disclosure of detailed information about financial instruments [line items]
Percentage of voting equity interests acquired					100.00%					100.00%		100.00%
Two Thousand And Twenty One | Verno Holdings Limited
Disclosure of detailed information about financial instruments [line items]
Percentage of voting equity interests acquired													100.00%
Equity interests of acquirer													€ 21,400,000
Derivative financial instruments
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value					€ 15,129,000		0			€ 15,129,000
Digital Gaming Corporation
Disclosure of detailed information about financial instruments [line items]
Financial guarantee | $												$ 150.0		$ 50.0
Proceeds from interest-bearing loans and borrowings						$ 84.4	40,800,000	$ 46.2		121,700,000	$ 130.6
Digital Gaming Corporation | Major business combination
Disclosure of detailed information about financial instruments [line items]
Proceeds from interest-bearing loans and borrowings			€ 137,500,000	$ 149.9
Apricot Investments Limited | Loans and receivables, category
Disclosure of detailed information about financial instruments [line items]
Financial assets		€ 43,000,000			18,300,000		0			18,300,000
Term		5 years
Apricot Investments Limited | Loans and receivables, other
Disclosure of detailed information about financial instruments [line items]
Financial assets					7,200,000					7,200,000
Mahigaming LLC
Disclosure of detailed information about financial instruments [line items]
Option consideration					2,500,000
Transaction fees	€ 100,000
Mahigaming LLC | Major business combination
Disclosure of detailed information about financial instruments [line items]
Option consideration	€ 10,000,000
Mahigaming LLC | Derivative financial instruments
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value					€ 15,100,000		€ 0			€ 15,100,000